Financial Highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011	Date of initial issuance
Series 1	481,266.007	642,435.033	538,826.530	651,826.906	July 23, 2001
Series 2	242.894	192.989	224.311	144.734	April 1, 2010
Series 3	26,412.540	24,642.656	26,309.334	19,877.227	September 1, 2009
Series 4	1,277.743	552.264	1,217.152	515.637	November 1, 2010

	Years ended December 31,
	2011		2010		2009		Date of issuance

Series 1	645,173.947	(1)	687,898.790	(1)	753,054.008	(1)	July 23, 2001
Series 2	156.318	(1)	64.584	(2)	n/a		April 1, 2010
Series 3	21,549.160	(1)	5,536.921	(1)	1,322.314	(3)	September 1, 2009
Series 4	532.525	(1)	34.462	(4)	n/a		November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) September 1 - December 31

(4) November 1 - December 31